Fair Value of Financial Instruments (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Derivative Volumes [Line Items]
Net derivative asset	$ 467,687			$ 467,687	$ 106,397	$ 467,687
Discount rate					15.00%
Maturity period					3 years
Aggregate fair value		$ 4,118,030			$ 5,681,849
Loss on change in fair value					192,744
Dilutive offering price (in Dollars per share)				$ 5
Forward purchase agreement estimate rate				50.00%
Change in fair value of the warrant liability	(187,704)	162,520	$ 624,055		804,004
Net derivative asset		$ 164,185			$ 106,397
Warrant [Member]
Schedule of Derivative Volumes [Line Items]
Discount rate					15.00%
Fair value of the warrant liabilities	$ 4,506,312			$ 4,506,312	$ 409,334	4,506,312
Change in fair value of the warrant liability					5,681,849	$ 4,777,971
Estimated discount rate		15.00%
Forward Purchase Agreement [Member]
Schedule of Derivative Volumes [Line Items]
Fair value amount					$ 450,000
Class A Common Stock [Member]
Schedule of Derivative Volumes [Line Items]
Restricted shares (in Shares)					450,000
Minimum [Member]
Schedule of Derivative Volumes [Line Items]
Aggregate fair value					$ 698,620
Maximum [Member]
Schedule of Derivative Volumes [Line Items]
Aggregate fair value					$ 891,364